UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		704-644-5548
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 14, 2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	65
Form 13F Information Table Value Total: $154,979

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1810 	37283	SH		SOLE			37283
Abraxis Bioscience  	COM		00383E106	3545 	127607	SH		SOLE			127607
Accenture Ltd		CL A		G1150G111	2365 	74586	SH		SOLE			74586
Adobe Sys Inc.		COM		0072F101	4257 	113653	SH		SOLE			113653
Aflac Inc		COM		001055102	2191 	47877	SH		SOLE			47877
Allied Irish Banks      ADR		019228402	408 	7552	SH		SOLE			7552
Amer Intl Group Inc	COM		026874107	1836 	27707	SH		SOLE			27707
Anglo Amern PLC		ADR		03485P102	269 	51613	SH		SOLE			51613
Axa SA Each Repstg	ADR		054536107	1853 	50194	SH		SOLE			50194
BB&T Corp		COM		054937107	1635 	37350	SH		SOLE			37350
Berkley W R Corp    	COM		084423102	1771 	50041	SH		SOLE			50041
BHP Billiton LTD	ADR		088606108	1892 	49946	SH		SOLE			49946
Biomet Inc		COM		090613100	1315 	40866	SH		SOLE			40866
Broadcom Corp    	CL A		111320107	4984 	164284	SH		SOLE			164284
Canon Inc Adr New	ADR		138006309	1970 	37674	SH		SOLE			37674
China Mobile Hong K	ADR		16941M109	3171 	89701	SH		SOLE			89701
Cisco Sys Inc		COM		17275R102	4253 	185066	SH		SOLE			185066
Conco Phillips		COM		20825C104	2698 	45328	SH		SOLE			45328
Credit Suisse Group	ADR		225401108	450 	7763	SH		SOLE			7763
Ctrip.Com Intl Ltd	ADR		22943F100	2028 	45107	SH		SOLE			45107
Ecolab Inc		COM		278865100	1622 	37882	SH		SOLE			37882
Emerson Electric Co	COM		291011104	1861 	22188	SH		SOLE			22188
Encana Corp		COM		292505104	3483 	74609	SH		SOLE			74609
Express Scripts Inc	COM		302182100	3472 	46012	SH		SOLE			46012
Focus Media Holding	ADR		34415V109	2068 	35698	SH		SOLE			35698
General Dynamics	COM		369550108	4015 	56017	SH		SOLE			56017
Gilead Sciences Inc	COM		375558103	3858 	56096	SH		SOLE			56096
Goldcorp Inc New	COM		380956409	2756 	116770	SH		SOLE			116770
Goldman Sachs Group	COM		38141G104	4266 	25216	SH		SOLE			25216
Heartland Express	COM		422347104	1846 	117738	SH		SOLE			117738
Hsbc Hldgs Plc          ADR		404280406	1350 	14745	SH		SOLE			14745
Infosys Technologie	ADR		456788108	733 	15363	SH		SOLE			15363
Intuitive Surgical  	COM		46120E602	4081 	38698	SH		SOLE			38698
Itt Inds Inc		COM		450911102	1866 	36396	SH		SOLE			36396
Jabil Circuit Inc	COM		466313103	4435 	155245	SH		SOLE			155245
Joy Global Inc		COM		481165108	2669 	71030	SH		SOLE			71030
Kookmin BK New Spon	ADR		50049M109	1796 	23022	SH		SOLE			23022
Kubota Ltd		ADR		501173207	1647 	40248	SH		SOLE			40248
Kyocera Corp		ADR		501556203	1753 	20489	SH		SOLE			20489
Maxim Integrated Pr	COM		57772K101	3490 	124284	SH		SOLE			124284
Mitsubishi Ufj Finl	ADR		606822104	2077 	162168	SH		SOLE			162168
Morgan Stanley		COM		617446448	4410 	60488	SH		SOLE			60488
Nokia Corp 		ADR		654902204	3017 	153213	SH		SOLE			153213
Nomura Hldgs Inc Sp	ADR		65535H208	2290 	130251	SH		SOLE			130251
Nutri Sys Inc New   	COM		67069D108       4397 	70582	SH		SOLE			70582
Oil Sts Intl Inc        COM		678026105	1505 	54712	SH		SOLE			54712
Patterson Cos Inc	COM		703395103	1343 	39957	SH		SOLE			39957
Pro Shrs TR Ultr QQQ	COM		74347R206       779 	10000	SH		SOLE			10000
Qualcomm Inc		COM		747525103	3744 	103003	SH		SOLE			103003
Quality Sys Inc		COM		747582104	4157 	107158	SH		SOLE			107158
Research in Motion	COM		760975102	5128 	49953	SH		SOLE			49953
Rio Tinto Plc		ADR		767204100	303 	1600	SH		SOLE			1600
SAP AG 			ADR		803054204	2020 	40798	SH		SOLE			40798
SGL Carbon AG		ADR		784188203	89 	41947	SH		SOLE			41947
Shire Pharmaceutica	COM		82481R106	228 	4620	SH		SOLE			4620
SK Telcom Co LTD AD	COM		78440P108	1822 	77116	SH		SOLE			77116
SLM Corp 		COM		78442P106       1405 	27029	SH		SOLE			27029
Smith & Nephew Plc	ADR		83175M205	1491 	32527	SH		SOLE			32527
Stryker Corp		COM		863667101	1536 	30973	SH		SOLE			30973
Sunoco Inc		COM		86764L108	3361 	54047	SH		SOLE			54047
Sysco Corp		COM		871829107	2404 	71874	SH		SOLE			71874
Taiwan Semiconductor	ADR		874039100	148 	15385	SH		SOLE			15385
TNT N V			ADR		87260W101	2395 	62991	SH		SOLE			62991
Valero Energy		COM		91913Y100	2923 	56790	SH		SOLE			56790
Varian Medical Syst	COM		92220P105	4239 	79389	SH		SOLE			79389

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